Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
20.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Group to disclose the financial statements for the parent Company.

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2024	2025
ASSETS
Cash and cash equivalents	$2,442		$4,140
Prepaid expenses and other current assets, net	49,049		709,976
Amount due from intercompany-current	32,055,968		39,456,083
TOTAL ASSETS	$32,107,459		$40,170,199

LIABILITIES
Accounts payable	$38,412	$
Convertible loans	216,756		2,006,118
Accrued expenses and other current liabilities	335,563		331,885
Investment deficit in subsidiaries	43,544,549		137,728,637
Amount due to intercompany-current	174,593		658,318
TOTAL LIABILITIES	$44,309,873		$140,724,958

Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 31,949,038 shares and 55,235,284 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	$1,598		$2,762
Preferred shares (par value of $0.00005 per share; 3,700,000 and 3,700,000 preferred shares authorized as of December 31, 2024 and 2025, respectively; 3,700,000 and 3,700,000 preferred shares issued and outstanding as of December 31, 2024 and 2025, respectively)	185		185
Additional paid-in capital	115,745,140		130,134,778
Statutory reserve	237,486		237,486
Accumulated deficit	(125,338,509)		(226,559,555)
Accumulated other comprehensive loss	(2,848,314)		(4,370,415)
Total shareholders’ deficit	$(12,202,414)		$(100,554,759)

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years ended December 31,
	2023	2024	2025
Operating expenses:
Selling expenses	$(811,129)	$(146,929)	$(461)
General and administrative expenses	(1,496,239)	(8,231,966)	(8,032,086)
Research and development expenses	-	(2,213)	(105)
Other income	161,408	100,983	(526,409)
Share of loss in subsidiaries and VIEs	(24,315,847)	(6,225,339)	(92,661,985)
Loss before income tax provision	(26,461,807)	(14,505,464)	(101,221,046)
Provision for income tax	-	-	-
Net loss	$(26,461,807)	$(14,505,464)	$(101,221,046)

PARENT COMPANY STATEMENTS OF CASH FLOW

	Years ended December 31,
	2023	2024	2025
Net cash used in operating activities	$(21,749,842)	$(5,476,392)	$(9,883,802)
Net cash used in investing activities	(13,000,000)	-	-
Net cash provided by financing activities	34,750,627	5,476,945	9,885,500
Net cash inflow	$785	$553	$1,698